Leases - Schedule of Future Minimum Lease Receivables Leases to Third-Parties (Parenthetical) (FY) (Details)	12 Months Ended
Dec. 31, 2024
Aspire Regional Partners
Operating Leased Assets [Line Items]
Base rent equivalent percentage of adjusted EBITDAR	46.00%
C.R. Management
Operating Leased Assets [Line Items]
Base rent equivalent percentage of adjusted EBITDAR	32.00%